Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 6.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.80%
Innovator Equity Dual Directional 10 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 610.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.00%
Innovator Equity Dual Directional 10 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 686.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.20%
Innovator Equity Dual Directional 10 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 780.04 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)
Innovator Equity Dual Directional 10 Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: 617.39 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(27.90%)